KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 3:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise Massachusetts Mutual Variable Annuity Separate Account 3 (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes, including the financial highlights in Note 8, for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2024, the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2058	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 3 was comprised of the following divisions as of December 31, 2024.

Divisions

Invesco V.I. Capital Appreciation Division

Invesco V.I. Core Plus Bond Division

Invesco V.I. Discovery Mid Cap Growth Division

Invesco V.I. Equity and Income Division*

Invesco V.I. Global Division

Invesco V.I. Global Strategic Income Division

Invesco V.I. Main Street Division

Invesco V.I. Main Street Small Cap Division

Invesco V.I. U.S. Government Money Division

MML Blend Division

MML Equity Division

MML Managed Bond Division

MML U.S. Government Money Market Division

* See Note 2 to the financial statements for the previous name of this division.

LA2058	F-2

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.	Global	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global	Strategic Income	Main Street
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	204,791	56,726	92,793	65,753	261,815	453,443	512,437
Identified cost	$9,593,908	$373,727	$6,730,604	$1,132,751	$9,678,491	$2,229,690	$10,662,983
Value	$12,932,526	$323,337	$7,240,609	$1,148,044	$10,469,996	$1,945,270	$10,458,837
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	12,932,526	323,337	7,240,609	1,148,044	10,469,996	1,945,270	10,458,837
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	5,536	317	2,402	588	4,672	758	7,227
Payable to Massachusetts Mutual Life Insurance Company	128	6	70	24	118	18	224
Total liabilities	5,664	323	2,472	612	4,790	776	7,451
NET ASSETS	$12,926,862	$323,014	$7,238,137	$1,147,432	$10,465,206	$1,944,494	$10,451,386
Net Assets:
Accumulation units - value	$12,742,338	$312,456	$7,158,067	$1,127,842	$10,309,489	$1,919,227	$10,210,497
Contracts in payout (annuitization) period	184,524	10,558	80,070	19,590	155,717	25,267	240,889
Net assets	$12,926,862	$323,014	$7,238,137	$1,147,432	$10,465,206	$1,944,494	$10,451,386
Outstanding units
Contract owners	898,406	194,055	843,211	308,520	1,006,631	702,567	1,056,448
UNIT VALUE
LifeTrust	$14.39	$1.66	$8.58	$3.72	$10.40	$2.77	$9.89

See Notes to Financial Statements

F-3

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.	Invesco V.I.			MML	MML U.S.
	Main Street	U.S. Government	MML	MML	Managed	Government
	Small Cap	Money	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	46,125	233,466	45,633	50,315	44,761	283,333
Identified cost	$1,147,330	$233,466	$945,710	$1,310,773	$550,123	$283,333
Value	$1,349,157	$233,466	$989,561	$1,531,925	$481,954	$283,333
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	1	5
Total assets	1,349,157	233,466	989,561	1,531,925	481,955	283,338
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	393	145	475	2,146	-	-
Payable to Massachusetts Mutual Life Insurance Company	9	9	9	67	-	-
Total liabilities	402	154	484	2,213	-	-
NET ASSETS	$1,348,755	$233,312	$989,077	$1,529,712	$481,955	$283,338
Net Assets:
Accumulation units - value	$1,335,670	$228,464	$973,242	$1,458,163	$481,955	$283,338
Contracts in payout (annuitization) period	13,085	4,848	15,835	71,549	-	-
Net assets	$1,348,755	$233,312	$989,077	$1,529,712	$481,955	$283,338
Outstanding units
Contract owners	207,820	178,961	167,599	224,964	180,564	223,271
UNIT VALUE
LifeTrust	$6.49	$1.30	$5.90	$6.80	$2.67	$1.27

See Notes to Financial Statements

F-4

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.	Global	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global	Strategic Income	Main Street
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$11,951	$-	$49,651	$-	$59,923	$-
Expenses
Mortality and expense risk charge and administrative expense charges	169,562	4,629	96,554	16,007	147,109	27,597	142,151
Net investment income (loss)	(169,562)	7,322	(96,554)	33,644	(147,109)	32,326	(142,151)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	74,801	(9,437)	(19,849)	113,047	214,726	(45,298)	(471,210)
Realized gain distribution	-	-	-	43,981	606,889	-	1,009,205
Realized gain (loss)	74,801	(9,437)	(19,849)	157,028	821,615	(45,298)	537,995
Change in net unrealized appreciation (depreciation) of investments	3,385,278	6,728	1,470,267	(97,342)	703,619	45,222	1,562,054
Net gain (loss) on investments	3,460,079	(2,709)	1,450,418	59,686	1,525,234	(76)	2,100,049
Net increase (decrease) in net assets resulting from operations	3,290,517	4,613	1,353,864	93,330	1,378,125	32,250	1,957,898
Capital transactions:
Transfers of net premiums	3,080	-	720	-	1,802	940	6,190
Transfers due to death benefits	(591,268)	(30,722)	(49,283)	(3,149)	(178,358)	(46,386)	(469,540)
Transfers due to annuity benefit payments	(23,070)	(1,646)	(12,315)	(3,805)	(21,726)	(4,247)	(35,768)
Transfers due to withdrawal of funds	(584,771)	(3,749)	(257,226)	(37,494)	(427,586)	(94,517)	(457,734)
Transfers due to annual administrative and contingent deferred sales charges	(2,274)	(177)	(1,236)	(285)	(1,689)	(406)	(2,061)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,090)	599	2,094	635	1,029	1,040	(4,858)
Transfers between Divisions and (to) from General Account	30,362	-	258,211	-	(13,236)	13,390	16,418
Net increase (decrease) in net assets resulting from capital transactions	(1,170,031)	(35,695)	(59,035)	(44,098)	(639,764)	(130,186)	(947,353)
Total increase (decrease)	2,120,486	(31,082)	1,294,829	49,232	738,361	(97,936)	1,010,545
NET ASSETS, at beginning of the year	10,806,376	354,096	5,943,308	1,098,200	9,726,845	2,042,430	9,440,841
NET ASSETS, at end of the year	$12,926,862	$323,014	$7,238,137	$1,147,432	$10,465,206	$1,944,494	$10,451,386

See Notes to Financial Statements

F-5

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.			MML	MML U.S.
	Main Street	U.S. Government	MML	MML	Managed	Government
	Small Cap	Money	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$10,772	$18,667	$30,566	$22,552	$16,331
Expenses
Mortality and expense risk charge and administrative expense charges	18,102	3,346	13,907	21,732	6,899	4,908
Net investment income (loss)	(18,102)	7,426	4,760	8,834	15,653	11,423
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	25,990	-	(10,074)	25,123	(15,549)	-
Realized gain distribution	48,005	-	9,321	16,280	-	-
Realized gain (loss)	73,995	-	(753)	41,403	(15,549)	-
Change in net unrealized appreciation (depreciation) of investments	78,618	-	117,372	200,071	11,224	-
Net gain (loss) on investments	152,613	-	116,619	241,474	(4,325)	-
Net increase (decrease) in net assets resulting from operations	134,511	7,426	121,379	250,308	11,328	11,423
Capital transactions:
Transfers of net premiums	-	42,000	660	660	1,800	21,000
Transfers due to death benefits	(141,198)	-	(67,880)	(6,406)	(53,129)	-
Transfers due to annuity benefit payments	(1,391)	(601)	(973)	(9,888)	-	-
Transfers due to withdrawal of funds	(22,693)	(3,264)	(45,196)	(142,661)	(23,425)	(14,256)
Transfers due to annual administrative and contingent deferred sales charges	(204)	(307)	(254)	(438)	(53)	(156)
Transfers due to net charge (credit) to annuitant mortality fluctuation	277	122	(2,831)	(1,943)	-	-
Transfers between Divisions and (to) from General Account	236,275	(27,000)	-	10,251	4,057	(526,717)
Net increase (decrease) in net assets resulting from capital transactions	71,066	10,950	(116,474)	(150,425)	(70,750)	(520,129)
Total increase (decrease)	205,577	18,376	4,905	99,883	(59,422)	(508,706)
NET ASSETS, at beginning of the year	1,143,178	214,936	984,172	1,429,829	541,377	792,044
NET ASSETS, at end of the year	$1,348,755	$233,312	$989,077	$1,529,712	$481,955	$283,338

See Notes to Financial Statements

F-6

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.	Global	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global	Strategic Income	Main Street
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$20,113	$8,969	$-	$20,176	$-	$74,555
Expenses
Mortality and expense risk charge and administrative expense charges	134,391	15,158	4,820	80,877	121,771	29,733	124,912
Net investment income (loss)	(134,391)	4,955	4,149	(80,877)	(101,595)	(29,733)	(50,357)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(459,958)	50,518	(3,466)	59,773	401,866	(147,565)	(609,791)
Realized gain distribution	-	-	-	-	1,020,317	-	606,228
Realized gain (loss)	(459,958)	50,518	(3,466)	59,773	1,422,183	(147,565)	(3,563)
Change in net unrealized appreciation (depreciation) of investments	3,364,483	59,132	15,371	656,667	1,122,401	325,043	1,797,760
Net gain (loss) on investments	2,904,525	109,650	11,905	716,440	2,544,584	177,478	1,794,197
Net increase (decrease) in net assets resulting from operations	2,770,134	114,605	16,054	635,563	2,442,989	147,745	1,743,840
Capital transactions:
Transfers of net premiums	2,402	-	-	720	1,799	937	5,140
Transfers due to death benefits	(227,191)	(68,266)	(191)	(40,112)	(66,293)	(29,118)	(195,930)
Transfers due to annuity benefit payments	(17,901)	(3,551)	(1,382)	(10,622)	(16,538)	(4,465)	(28,310)
Transfers due to withdrawal of funds	(299,910)	(43,457)	(10,062)	(424,136)	(364,671)	(345,386)	(439,520)
Transfers due to annual administrative and contingent deferred sales charges	(2,486)	(337)	(192)	(1,494)	(1,995)	(587)	(2,326)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(18,904)	(3,318)	(1,077)	(14,747)	(21,145)	(1,601)	(8,326)
Transfers between Divisions and (to) from General Account	(65,851)	-	-	(213,055)	(13,539)	13,491	(178,382)
Net increase (decrease) in net assets resulting from capital transactions	(629,841)	(118,929)	(12,904)	(703,446)	(482,382)	(366,729)	(847,654)
Total increase (decrease)	2,140,293	(4,324)	3,150	(67,883)	1,960,607	(218,984)	896,186
NET ASSETS, at beginning of the year	8,666,083	1,102,524	350,946	6,011,191	7,766,238	2,261,414	8,544,655
NET ASSETS, at end of the year	$10,806,376	$1,098,200	$354,096	$5,943,308	$9,726,845	$2,042,430	$9,440,841

See Notes to Financial Statements

F-7

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			MML	MML U.S.
	Main Street	U.S. Government	MML	MML	Managed	Government
	Small Cap	Money	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$12,431	$9,485	$16,563	$29,690	$20,752	$38,530
Expenses
Mortality and expense risk charge and administrative expense charges	15,107	2,987	13,525	19,862	7,489	11,805
Net investment income (loss)	(2,676)	6,498	3,038	9,828	13,263	26,725
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	4,443	-	(33,094)	(4,978)	(11,749)	-
Realized gain distribution	-	-	-	113,140	-	-
Realized gain (loss)	4,443	-	(33,094)	108,162	(11,749)	-
Change in net unrealized appreciation (depreciation) of investments	165,567	-	171,391	(11,561)	25,844	-
Net gain (loss) on investments	170,010	-	138,297	96,601	14,095	-
Net increase (decrease) in net assets resulting from operations	167,334	6,498	141,335	106,429	27,358	26,725
Capital transactions:
Transfers of net premiums	-	50,000	-	-	1,800	-
Transfers due to death benefits	(1,554)	-	(23,525)	(222)	(5,498)	(18,421)
Transfers due to annuity benefit payments	(1,653)	(605)	(542)	(7,436)	-	(716)
Transfers due to withdrawal of funds	(45,677)	(9,036)	(74,634)	(163,482)	(39,702)	(9,861)
Transfers due to annual administrative and contingent deferred sales charges	(265)	(309)	(303)	(558)	(91)	(187)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,614)	94	(3,468)	(7,190)	-	(90)
Transfers between Divisions and (to) from General Account	(116,485)	(23,779)	-	(10,154)	2,714	378,808
Net increase (decrease) in net assets resulting from capital transactions	(168,248)	16,365	(102,472)	(189,042)	(40,777)	349,533
Total increase (decrease)	(914)	22,863	38,863	(82,613)	(13,419)	376,258
NET ASSETS, at beginning of the year	1,144,092	192,073	945,309	1,512,442	554,796	415,786
NET ASSETS, at end of the year	$1,143,178	$214,936	$984,172	$1,429,829	$541,377	$792,044

See Notes to Financial Statements

F-8

Massachusetts Mutual Variable Annuity Separate Account 3

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 3 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on January 12, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account’s assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2024, the Separate Account consists of thirteen divisions which invest in the following mutual funds. All of the divisions may not be available to every contract owner.

The division listed in the first column
	Divisions	invests in the fund in this column
	Invesco V.I. Capital Appreciation Division	Invesco V.I. Capital Appreciation Fund[1]
	Invesco V.I. Core Plus Bond Division	Invesco V.I. Core Plus Bond Fund[1]
	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Discovery Mid Cap Growth Fund[1]
	Invesco V.I. Equity and Income Division	Invesco V.I. Equity and Income Fund[1,3]
	Invesco V.I. Global Division	Invesco V.I. Global Fund[1]
	Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund[1]
	Invesco V.I. Main Street Division	Invesco V.I. Main Street Fund®[1]
	Invesco V.I. Main Street Small Cap Division	Invesco V.I. Main Street Small Cap Fund®[1]
	Invesco V.I. U.S. Government Money Division	Invesco V.I. U.S. Government Money Portfolio[1]
	MML Blend Division	MML Blend Fund[2]
	MML Equity Division	MML Equity Fund[2]
	MML Managed Bond Division	MML Managed Bond Fund[2]
	MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[2]

In addition to the thirteen divisions, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Invesco Advisers, Inc. is the investment adviser to this Fund.
2 MML Investment Advisers, LLC is the investment adviser to this Fund.

[3] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).

F-9

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Massachusetts Mutual Variable Annuity Separate Account 3 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from Separate Account to the MassMutual totaled $5,926 and $82,386 for the years ended December 31, 2024 and 2023, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

F-10

Notes To Financial Statements (Continued)

H.	Single Reportable Segment

The Separate Account derives revenues from variable annuity products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

F-11

Notes To Financial Statements (Continued)

B.      Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two years ended December 31, 2024 were as follows:

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global
	Division	Division	Division	Division	Division
2024
Cost of purchases	$116,107	$20,125	$247,594	$1,206,968	$634,762
Proceeds from sales	(1,454,607)	(48,527)	(402,882)	(1,173,482)	(814,009)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
	Division	Division	Division	Division	Division
2024 (continued)
Cost of purchases	$81,060	$1,075,398	$291,640	$52,959	$41,755
Proceeds from sales	(179,087)	(1,154,563)	(190,845)	(34,590)	(143,852)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
	Division	Division	Division
2024 (continued)
Cost of purchases	$76,690	$27,896	$37,321
Proceeds from sales	(201,470)	(82,993)	(546,202)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
	Division	Division	Division	Division	Division
2023
Cost of purchases	$263,112	$20,169	$9,008	$47,134	$1,426,261
Proceeds from sales	(1,025,807)	(134,283)	(17,823)	(830,983)	(988,321)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
	Division	Division	Division	Division	Division
2023 (continued)
Cost of purchases	$2,886	$730,647	$15,291	$59,615	$16,563
Proceeds from sales	(399,477)	(1,021,177)	(186,125)	(36,726)	(116,160)

F-12

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

			MML	MML U.S.
		MML	Managed	Government
		Equity	Bond	Money Market
		Division	Division	Division
2023 (continued)
	Cost of purchases	$160,819	$23,910	$917,139
	Proceeds from sales	(227,010)	(51,425)	(540,916)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

	The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

		Invesco V.I.		Invesco V.I.	Invesco V.I.
		Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.
		Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global
	2024	Division	Division	Division	Division	Division
	Units purchased	1,489	366	416	191	1,630
	Units withdrawn	(99,180)	(22,482)	(39,044)	(12,278)	(64,353)
	Units transferred between Divisions
	and (to) from General Account	2,571	-	33,719	-	(1,402)
	Net increase (decrease)	(95,120)	(22,116)	(4,909)	(12,087)	(64,125)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
2024 (continued)	Division	Division	Division	Division	Division
Units purchased	1,550	4,430	50	33,038	2,299
Units withdrawn	(54,562)	(113,242)	(28,173)	(3,238)	(23,219)
Units transferred between Divisions
and (to) from General Account	4,940	1,805	40,230	(20,947)	-
Net increase (decrease)	(48,072)	(107,007)	12,107	8,853	(20,920)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2024 (continued)	Division	Division	Division
Units purchased	1,914	683	16,662
Units withdrawn	(26,219)	(29,426)	(11,567)
Units transferred between Divisions
and (to) from General Account	1,738	1,553	(426,793)
Net increase (decrease)	(22,567)	(27,190)	(421,698)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
2023	Division	Division	Division	Division	Division
Units purchased	6,551	168	325	5,991	9,041
Units withdrawn	(66,168)	(36,967)	(8,401)	(81,573)	(68,059)
Units transferred between Divisions
and (to) from General Account	(10,527)	-	-	(33,466)	(6,155)
Net increase (decrease)	(70,144)	(36,799)	(8,076)	(109,048)	(65,173)

F-13

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Invesco V.I.		Invesco V.I.	Invesco V.I.
		Global	Invesco V.I.	Main Street	U.S. Government	MML
		Strategic Income	Main Street	Small Cap	Money	Blend
	2023 (continued)	Division	Division	Division	Division	Division
	Units purchased	750	6,704	73	40,636	13
	Units withdrawn	(147,586)	(96,219)	(9,628)	(8,045)	(21,514)
	Units transferred between Divisions
	and (to) from General Account	5,073	(26,547)	(22,904)	(19,169)	-
	Net increase (decrease)	(141,763)	(116,062)	(32,459)	13,422	(21,501)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2023 (continued)	Division	Division	Division
Units purchased	2,180	719	-
Units withdrawn	(35,070)	(18,064)	(24,202)
Units transferred between Divisions
and (to) from General Account	(1,857)	1,081	319,804
Net increase (decrease)	(34,747)	(16,264)	295,602

F-14

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

			At December 31,			For the Years Ended December 31,
						Investment
				Net Assets		Income	Expense	Total
			Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
	Invesco V.I. Capital Appreciation Division
		2024	898,406	$14.39	$12,926,862	-%	1.40%	32.29%
		2023	993,525	10.88	10,806,376	-	1.40	33.50
		2022	1,063,670	8.15	8,666,083	-	1.40	(31.74)
		2021	1,127,212	11.94	13,454,958	-	1.40	20.86
		2020	1,215,308	9.88	12,002,248	-	1.40	34.69
	Invesco V.I. Core Plus Bond Division[5]
		2024	194,055	1.66	323,014	3.64	1.40	1.62
		2023	216,171	1.64	354,096	2.60	1.40	4.67
		2022	224,246	1.56	350,946	1.90	1.40	(15.22)
		2021	248,882	1.85	459,436	2.09	1.40	(3.02)
		2020	259,075	1.90	493,121	3.14	1.40	8.18
	Invesco V.I. Discovery Mid Cap Growth Division
		2024	843,211	8.58	7,238,137	-	1.40	22.50
		2023	848,120	7.01	5,943,308	-	1.40	11.58
		2022	957,168	6.28	6,011,191	-	1.40	(31.94)
		2021	1,023,079	9.23	9,440,502	-	1.40	17.44
		2020	1,128,264	7.86	8,864,812	0.04	1.40	38.73
	Invesco V.I. Equity and Income Division[4]
		2024	308,520	3.72	1,147,432	2.19	1.40	8.44
		2023	320,607	3.43	1,098,200	1.85	1.40	11.04
		2022	357,406	3.08	1,102,524	1.36	1.40	(18.01)
		2021	381,452	3.76	1,435,166	1.48	1.40	9.10
		2020	409,805	3.45	1,413,297	1.96	1.40	13.26
	Invesco V.I. Global Division
		2024	1,006,631	10.40	10,465,206	-	1.40	14.44
		2023	1,070,756	9.08	9,726,845	0.23	1.40	32.87
		2022	1,135,928	6.84	7,766,238	-	1.40	(32.71)
		2021	1,177,747	10.16	11,966,907	-	1.40	13.88
		2020	1,257,460	8.92	11,219,164	0.69	1.40	25.86
	Invesco V.I. Global Strategic Income Division
		2024	702,567	2.77	1,944,494	3.06	1.40	1.72
		2023	750,639	2.72	2,042,430	-	1.40	7.37
		2022	892,402	2.53	2,261,414	-	1.40	(12.69)
		2021	935,012	2.90	2,713,744	4.43	1.40	(4.76)
		2020	1,070,565	3.05	3,262,327	5.78	1.40	1.96
	Invesco V.I. Main Street Division
		2024	1,056,448	9.89	10,451,386	-	1.40	21.92
		2023	1,163,456	8.11	9,440,841	0.83	1.40	21.51
		2022	1,279,517	6.68	8,544,655	1.41	1.40	(21.24)
		2021	1,460,322	8.48	12,382,322	0.70	1.40	25.80
		2020	1,583,586	6.74	10,673,939	1.47	1.40	12.36

F-15

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,			For the Years Ended December 31,
					Investment
			Net Assets		Income	Expense	Total
		Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
	Invesco V.I. Main Street Small Cap Division
	2024	207,820	$6.49	$1,348,755	-%	1.40%	11.11%
	2023	195,713	5.84	1,143,178	1.15	1.40	16.49
	2022	228,172	5.01	1,144,092	0.52	1.40	(17.00)
	2021	258,539	6.04	1,561,917	0.37	1.40	20.85
	2020	294,492	5.00	1,472,174	0.64	1.40	18.26
	Invesco V.I. U.S. Government Money Division
	2024	178,961	1.30	233,312	4.53	1.40	3.18
	2023	170,108	1.26	214,936	4.43	1.40	3.07
	2022	156,686	1.23	192,073	1.27	1.40	(0.12)
	2021	159,876	1.23	196,222	0.01	1.40	(1.38)
	2020	180,954	1.24	225,205	0.22	1.40	(1.17)
	MML Blend Division
	2024	167,599	5.90	989,077	1.89	1.40	13.04
	2023	188,518	5.22	984,172	1.71	1.40	15.99
	2022	210,019	4.50	945,309	1.34	1.40	(17.75)
	2021	253,738	5.47	1,388,538	2.14	1.40	13.43
	2020	259,206	4.82	1,250,561	-	1.40	11.30
	MML Equity Division
	2024	224,964	6.80	1,529,712	1.98	1.40	17.72
	2023	247,531	5.78	1,429,829	2.09	1.40	7.81
	2022	282,278	5.36	1,512,442	1.59	1.40	(5.97)
	2021	317,146	5.70	1,807,122	1.63	1.40	28.45
	2020	350,708	4.44	1,555,744	2.21	1.40	1.59
	MML Managed Bond Division
	2024	180,564	2.67	481,955	4.61	1.40	2.43
	2023	207,754	2.61	541,377	3.87	1.40	5.22
	2022	224,019	2.48	554,796	3.00	1.40	(16.19)
	2021	247,207	2.95	730,479	3.02	1.40	(0.59)
	2020	280,238	2.97	832,984	0.10	1.40	6.21
	MML U.S. Government Money Market Division
	2024	223,271	1.27	283,338	4.76	1.40	3.34
	2023	644,969	1.23	792,044	4.54	1.40	3.19
	2022	349,366	1.19	415,786	1.12	1.40	(0.19)
	2021	449,870	1.19	536,407	-	1.40	(1.39)
	2020	195,725	1.21	236,662	0.15	1.40	(1.16)

[1] The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

[2] The expense ratios represent the annualized contract expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3] The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

F-16

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

[4] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Division (Series I).

[5] After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Division.

B.	The Separate Account reflects charges associated with the contract. These charges are either assessed in the daily pricing of unit values or through a redemption of units from contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 1.15% of the daily value of the assets invested in each fund.
Mortality and Expense Risk Charge[1]
This charge is assessed through daily pricing of unit values.

Administrative Expense Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through daily pricing of unit values.

Death Benefit Charge	This charge is equal, on an annual basis, to 0.10% of the daily value of the assets invested in each fund.
This charge is assessed through daily pricing of unit values.

Annual Administrative Charge[2]	$30 per contract, annually.
This charge is assessed through the redemption of units.	These charges are not applicable to contracts with values of $50,000 or more.

Contingent Deferred Sales Charge	0% - 7%
This charge is assessed through the redemption of units.

[1] Right reserved to increase to 1.25%.

[2] Right reserved to increase to $50.

9.       SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-17